Leases (Details Narrative) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease liability, current		$ 87,897
Operating lease liability, non current		137,071
Finance lease liability, current		75,743
Finance lease liability, non current		$ 307,804